UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Revenues	$ 18,401	$ 30,547
Cost of sales	(11,880)	(19,291)
Gross profit	6,521	11,256
Other operating income	0	42
Research and development expenses	(1,754)	(2,080)
Selling, general and administrative expenses	(12,499)	(13,926)
Selling, general and administrative expenses – restructuring costs	(2,459)	(1,939)
Once off items	186	0
Impairment charges	(28)	(446)
Operating loss	(10,033)	(7,093)
Financial income	0	55
Financial expenses	(4,431)	(3,100)
Net financing expense	(4,431)	(3,045)
Loss before tax from	(14,464)	(10,138)
Total income tax (charge)/credit	(300)	64
Loss for the period	(14,764)	(10,074)
Loss for the period (all attributable to owners of the parent)	$ (14,764)	$ (10,074)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per (US$) – Total operations	$ (0.8)	$ (1.1)
Diluted loss per (US$) – Total operations	$ (0.8)	$ (1.1)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the period (all attributable to owners of the parent)	$ 14,764	$ 10,074
Basic loss per (US$) – Total operations	$ (0.04)	$ (0.05)
Diluted loss per (US$) – Total operations	$ (0.04)	$ (0.05)